UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21906
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 98.5%
	Australia - 5.9%
2,403	ASX Ltd.	$62,260
900	IOOF Holdings Ltd.	5,255
2,600	Macquarie Group Ltd.	86,687
211	Perpetual Ltd.	5,845
		160,047
	Bermuda - 1.7%
2,331	Invesco Ltd.	42,191
20,000	Thunder Sky Battery Ltd. (a)	3,060
		45,251
	Canada - 2.8%
508	Canaccord Financial, Inc.	4,993
779	CI Financial Corp.	14,464
358	DundeeWealth, Inc.	4,364
469	GMP Capital, Inc.	4,442
523	IGM Financial, Inc.	19,643
1,045	TMX Group, Inc.	27,802
		75,708
	Cayman Islands - 0.2%
2,568	Gartmore Group Ltd. (a)	4,661

	Germany - 5.1%
2,244	Deutsche Boerse AG	137,524

	Hong Kong - 5.4%
9,300	Hong Kong Exchanges and Clearing Ltd.	145,744

	Italy - 0.2%
532	Azimut Holding SpA	4,588
200	Banca Generali SpA	2,172
		6,760
	Japan - 9.1%
12,000	Daiwa Securities Group, Inc.	48,732
100	Jafco Co. Ltd.	2,223
500	kabu.com Securities Co. Ltd.	2,334
800	Matsui Securities Co. Ltd.	4,573
3,000	Mizuho Securities Co. Ltd.	6,717
9	Monex Group, Inc.	3,612
24,400	Nomura Holdings, Inc.	137,444
1,000	Okasan Securities Group, Inc.	3,573
4	Osaka Securities Exchange Co. Ltd.	19,436
96	SBI Holdings, Inc.	11,924
2,000	Tokai Tokyo Financial Holdings, Inc.	6,621
		247,189
	Mexico - 0.5%
8,300	Bolsa Mexicana de Valores SAB de CV	13,048

	Netherlands - 0.3%
575	BinckBank NV	7,439

	Pakistan - 0.0%*
1,112	Arif Habib Securities Ltd. (a)	304

	Singapore - 2.5%
12,000	Singapore Exchange Ltd.	66,613

	South Africa - 0.4%
1,199	JSE Ltd.	11,168

	Spain - 0.9%
906	Bolsas y Mercados Espanoles SA	23,628

	Sweden - 0.5%
494	Ratos AB - Class B	13,244

	Switzerland - 1.9%
332	EFG International AG	3,569
1,031	GAM Holding AG (a)	12,862
1,030	Julius Baer Group Ltd.	36,375
		52,806
	United Kingdom - 5.3%
4,842	3i Group PLC	19,393
4,318	Aberdeen Asset Management PLC	8,933
885	Evolution Group PLC	1,139
4,024	ICAP PLC	25,357
1,947	Intermediate Capital Group PLC	8,169
3,030	London Stock Exchange Group PLC	30,758
8,544	Man Group PLC	27,339
627	Schroders PLC	13,231
1,626	Tullett Prebon PLC	9,246
		143,565
	United States - 55.8%
254	Affiliated Managers Group, Inc. (a)	16,309
1,695	American Capital Ltd. (a)	8,594
1,276	Ameriprise Financial, Inc.	55,608
965	Apollo Investment Corp.	9,235
957	Ares Capital Corp.	14,298
300	Artio Global Investors, Inc.	4,155
5,480	Bank of New York Mellon Corp.	133,000
395	BGC Partners, Inc. - Class A	2,038
181	BlackRock, Inc.	25,693
94	BlackRock Kelso Capital Corp.	1,015
7,387	Charles Schwab Corp.	94,258
468	CME Group, Inc.	116,101
93	Cohen & Steers, Inc.	1,985
1,495	E*Trade Financial Corp. (a)	18,553
591	Eaton Vance Corp.	15,360
146	FBR Capital Markets Corp. (a)	499
443	Federated Investors, Inc. - Class B	9,237
737	Franklin Resources, Inc.	71,128
498	GFI Group, Inc.	2,231
765	GLG Partners, Inc. (a)	3,420
1,060	Goldman Sachs Group, Inc.	145,156
161	Greenhill & Co., Inc.	11,339
1,040	IntercontinentalExchange, Inc. (a)	99,382
109	International Assets Holding Corp. (a)	1,784
329	Investment Technology Group, Inc. (a)	4,372
917	Janus Capital Group, Inc.	8,326
921	Jefferies Group, Inc.	20,732
217	KBW, Inc. (a)	4,767
714	Knight Capital Group, Inc. - Class A (a)	8,482
771	Legg Mason, Inc.	19,529
493	MarketAxess Holdings, Inc.	7,538
916	MF Global Holdings Ltd. (a)	6,046
5,598	Morgan Stanley	138,215
2,052	Nasdaq OMX Group, Inc. (a)	36,751
1,206	Northern Trust Corp.	55,645
3,673	NYSE Euronext	101,889
321	optionsXpress Holdings, Inc. (a)	4,571
130	Piper Jaffray Cos. (a)	3,591
342	Prospect Capital Corp.	3,140
750	Raymond James Financial, Inc.	17,310
645	SEI Investments Co.	11,417
122	Solar Capital Ltd.	2,396
2,503	State Street Corp.	87,805
268	Stifel Financial Corp. (a)	11,599
215	SWS Group, Inc.	1,550
1,295	T Rowe Price Group, Inc.	56,695
1,914	TD Ameritrade Holding Corp. (a)	27,964
1	Teton Advisors, Inc. - Class B (a) (b)	1
247	TradeStation Group, Inc. (a)	1,450
432	Waddell & Reed Financial, Inc. - Class A	9,940
		1,512,099

	Total Common Stocks - 98.5%
	(Cost $4,605,747)	2,666,798

	Master Limited Partnerships - 1.3%
	United States - 1.3%
509	AllianceBernstein Holding L.P.	12,038
1,733	Blackstone Group L.P.	17,486
561	Fortress Investment Group LLC - Class A (a)	1,879
378	Och-Ziff Capital Management Group LLC - Class A	4,710
	Total Master Limited Partnerships
	(Cost $49,894)	36,113

	Total Investments - 99.8%
	(Cost $4,655,641)	2,702,911
	Other Assets in excess of Liabilities - 0.2%	5,094
	Net Assets - 100.0%	$2,708,005

* Less than 0.1%
AB - Stock Company
AG - Corporation
LLC - Limited Liability Company
L.P. - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company
SpA - Joint Stock Company

(a) Non-income producing security.
(b)	Securities are valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees.
The total market value of such securities is $1 which represents 0.0% of net assets.

Sector Breakdown*
Financials	100.0%

* Subject to change daily. Based on long-term investments.
See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$4,862,059	$38,913	$(2,198,061)	$(2,159,148)

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820") fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks
Financials	$2,667	$-	*	$-	$2,667
Master Limited Partnerships:	36	-		-	36
Total	$2,703	$-		$-	$2,703

* Market value is less than minimum figure disclosed. See Portfolio of Investments for detail on Level 2 fair valued security.

ROB | Claymore/Robb Report Global Luxury Index ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 95.9%
	Bermuda - 4.1%
77,000	Mandarin Oriental International Ltd.	$ 107,030
6,911	Orient-Express Hotels Ltd. - Class A (a)	59,711
228,000	Shangri-La Asia Ltd.	498,297
		665,038
	Brazil - 2.2%
14,137	Empresa Brasileira de Aeronautica SA, ADR	350,456

	France - 29.5%
7,180	Christian Dior SA	728,391
798	Dassault Aviation SA	617,202
5,218	Hermes International	948,350
6,462	LVMH Moet Hennessy Louis Vuitton SA	753,696
9,120	Pernod-Ricard SA	715,053
5,795	PPR	756,770
3,787	Remy Cointreau SA	210,308
		4,729,770
	Germany - 9.4%
15,194	Bayerische Motoren Werke AG	804,585
14,227	Daimler AG (a)	693,618
		1,498,203
	Italy - 6.3%
22,654	Bulgari SpA	167,858
28,628	Luxottica Group SpA	663,658
2,337	Tod's SpA	182,341
		1,013,857
	Japan - 5.7%
31,800	Shiseido Co. Ltd.	714,998
30,000	TOTO Ltd.	190,425
		905,423
	Switzerland - 13.5%
19,914	Cie Financiere Richemont SA - Class A	774,957
16,084	Julius Baer Group Ltd.	568,016
2,553	Swatch Group AG (The)	822,801
		2,165,774
	United Kingdom - 2.6%
31,744	Burberry Group PLC	414,693

	United States - 22.6%
16,399	Coach, Inc.	587,740
17,107	Nordstrom, Inc.	494,734
13,177	Northern Trust Corp.	607,987
7,552	Polo Ralph Lauren Corp.	571,989
12,500	Saks, Inc. (a)	98,625
5,099	Sotheby's	135,684
9,668	Tiffany & Co.	383,143
7,149	Wilmington Trust Corp.	62,911
8,460	Wynn Resorts Ltd.	681,961
		3,624,774

	Total Common Stocks - 95.9%	15,367,988
	(Cost $16,120,705)

	Preferred Stock - 4.0%
	Germany - 4.0%
13,545	Porsche Automobil Holding SE	632,394
	(Cost $994,154)

	Total Investments - 99.9%
	(Cost - $17,114,859)	16,000,382
	Other Assets in Excess of Liabilities - 0.1%	20,752
	Net Assets - 100.0%	$ 16,021,134

ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation
SpA - Joint Stock Company

(a) Non-income producing security.

Summary of Investments by Sector Classification*
Consumer Discretionary	74.8%
Consumer Staples	10.3%
Financials	7.7%
Industrials	7.2%

* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groups of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$17,160,958	$711,363	$(1,871,939)	$(1,160,576)

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,368	$-	$-	$15,368
Preferred Stocks	632	-	-	632
Total	$16,000	$-	$-	$16,000

There were no transfers between Level 1 and Level 2.

CRO | Claymore/Zacks Country Rotation ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.6%
	Australia - 16.2%
823	AGL Energy Ltd.	$ 11,002
1,885	Amcor Ltd.	11,308
3,053	AMP Ltd.	13,695
1,251	Australia & New Zealand Banking Group Ltd.	25,153
1,974	AXA Asia Pacific Holdings Ltd.	9,663
711	BHP Billiton Ltd.	23,446
2,600	Brambles Ltd.	13,561
1,050	Coca-Cola Amatil Ltd.	11,149
545	Commonwealth Bank of Australia	24,399
724	CSL Ltd.	21,239
3,046	Foster's Group Ltd.	16,429
3,142	Insurance Australia Group Ltd.	9,620
511	Macquarie Group Ltd.	17,037
1,144	National Australia Bank Ltd.	23,623
520	Newcrest Mining Ltd.	17,240
694	Orica Ltd.	15,473
1,143	Origin Energy Ltd.	15,514
1,141	QBE Insurance Group Ltd.	16,746
330	Rio Tinto Ltd.	20,587
1,351	Santos Ltd.	17,075
4,566	Stockland - REIT	16,012
2,107	Suncorp-Metway Ltd.	15,659
5,657	Telstra Corp Ltd.	13,846
798	Wesfarmers Ltd.	22,700
1,794	Westfield Group - REIT	19,975
1,216	Westpac Banking Corp.	23,486
519	Woodside Petroleum Ltd.	19,341
833	Woolworths Ltd.	20,582
		485,560

	Belgium - 4.8%
78	Ackermans & van Haaren NV	5,305
3,702	Ageas	9,405
713	AGFA-Gevaert NV	4,893
482	Anheuser-Busch InBev NV	25,144
28	Bekaert SA	5,694
308	Belgacom SA	11,008
105	Cie Nationale a Portefeuille	4,756
41	Cofinimmo - REIT	4,917
20	Colruyt SA	4,967
118	Delhaize Group SA	7,937
1,215	Dexia SA	5,079
131	Groupe Bruxelles Lambert SA	9,692
242	KBC Groep NV	10,076
94	Mobistar SA	5,282
434	Nyrstar	4,661
108	Solvay SA	9,816
189	Telenet Group Holding NV	5,657
144	UCB SA	4,120
154	Umicore	5,369
		143,778

	Bermuda - 0.1%
3,090	Noble Group Ltd.	3,581

	Denmark - 3.0%
2	AP Moller - Maersk A/S - Class B	15,110
123	Carlsberg A/S - Class B	11,624
691	Danske Bank A/S	15,420
303	Novo Nordisk A/S - Class B	26,073
85	Novozymes A/S - Class B	10,013
298	Vestas Wind Systems A/S (a)	11,153
		89,393

	Finland - 2.4%
625	Fortum OYJ	14,433
243	Kone OYJ - Class B	11,208
2,268	Nokia OYJ	19,443
676	Sampo OYJ - Class A	16,333
737	UPM-Kymmene OYJ	10,144
		71,561

	Ireland - 0.4%
812	CRH PLC	12,694

	Isle of Man - 0.3%
6,000	Genting Singapore PLC (a)	7,485

	Japan - 14.4%
500	Canon, Inc.	20,394
300	East Japan Railway Co.	19,436
200	Fanuc Ltd.	21,484
700	Honda Motor Co. Ltd.	23,167
800	Mitsubishi Corp.	17,149
4,700	Mitsubishi UFJ Financial Group, Inc.	22,445
1,200	Mitsui & Co. Ltd.	15,620
10,100	Mizuho Financial Group, Inc.	15,516
100	Nintendo Co. Ltd.	27,843
400	Nippon Telegraph & Telephone Corp.	17,268
2,500	Nissan Motor Co. Ltd.	19,114
2,900	Nomura Holdings, Inc.	16,336
12	NTT DoCoMo, Inc.	20,322
1,400	Panasonic Corp.	17,806
400	Shin-Etsu Chemical Co. Ltd.	18,530
700	Sony Corp.	19,740
700	Sumitomo Mitsui Financial Group, Inc.	20,849
500	Takeda Pharmaceutical Co. Ltd.	22,984
600	Tokio Marine Holdings, Inc.	16,106
700	Tokyo Electric Power Co, Inc. (The)	20,391
4,000	Toshiba Corp.	18,816
600	Toyota Motor Corp.	20,436
		431,752

	Jersey - 1.9%
2,657	Experian PLC	25,379
694	Shire PLC	14,997
1,505	WPP PLC	14,942
		55,318

	Luxembourg - 0.4%
118	Millicom International Cellular SA, SDR	10,863

	Mauritius - 0.2%
12,000	Golden Agri-Resources Ltd.	4,961

	Netherlands - 9.5%
384	Aalberts Industries NV	5,454
2,482	Aegon NV	12,738
276	Akzo Nobel NV	14,615
231	ASM International NV (a)	5,119
498	ASML Holding NV	12,453
125	Koninklijke Boskalis Westminster NV	4,677
101	Corio NV - REIT	5,812
269	Crucell NV (a)	5,070
161	CSM	4,199
148	Eurocommercial Properties NV - REIT	5,713
89	Fugro NV	5,025
337	Heineken NV (b)	15,136
180	Imtech NV	5,071
2,919	ING Groep NV	26,036
1,488	Koninklijke Ahold NV	18,373
236	Koninklijke DSM NV	9,837
1,432	Koninklijke KPN NV	20,821
769	Koninklijke Philips Electronics NV	21,609
87	Nutreco NV	5,063
225	Randstad Holding NV	8,386
917	Reed Elsevier NV	11,017
292	SBM Offshore NV	4,455
567	TNT NV	14,434
858	Unilever NV	23,047
125	Koninklijke Vopak NV	5,035
67	Wereldhave NV - REIT	5,540
523	Wolters Kluwer NV	9,791

		284,526

	Norway - 1.7%
1,399	DnB NOR ASA	15,482
921	Statoil ASA	17,341
1,145	Telenor ASA	16,810
		49,633

	Singapore - 7.8%
3,000	Ascendas Real Estate Investment Trust - REIT	4,584
3,000	CapitaLand Ltd.	8,659
3,000	CapitaMall Trust - REIT	4,296
1,000	City Developments Ltd.	8,076
4,000	ComfortDelgro Corp. Ltd.	4,400
2,000	DBS Group Holdings Ltd.	20,492
2,000	Fraser and Neave Ltd.	8,194
1,000	Jardine Cycle & Carriage Ltd.	24,005
2,000	Keppel Corp. Ltd.	13,213
2,000	Olam International Ltd.	3,942
3,000	Oversea-Chinese Banking Corp. Ltd.	19,200
4,000	SembCorp Industries Ltd.	12,578
3,000	SembCorp Marine Ltd.	8,437
1,000	Singapore Airlines Ltd.	11,146
2,000	Singapore Exchange Ltd.	11,102
3,000	Singapore Press Holdings Ltd.	9,035
2,000	Singapore Technologies Engineering Ltd.	4,724
9,000	Singapore Telecommunications Ltd.	20,462
2,000	United Overseas Bank Ltd.	27,637
2,000	Wilmar International Ltd.	9,242
		233,424

	Sweden - 11.0%
753	Alfa Laval AB	11,054
470	Assa Abloy AB - Class B	9,419
1,013	Atlas Copco AB - Class A	15,449
735	Atlas Copco AB - Class B	10,112
428	Electrolux AB - Series B	8,275
2,312	Telefonaktiebolaget LM Ericsson - Class B	22,492
242	Getinge AB - Class B	4,873
837	Hennes & Mauritz AB - Class B	27,460
593	Investor AB - Class B	10,266
305	Kinnevik Investment AB - Class B	5,558
2,850	Nordea Bank AB	25,618
189	Ratos AB - Class B	5,067
1,226	Sandvik AB	14,563
661	Scania AB - Class B	12,233
535	Securitas AB - Class B	4,940
2,761	Skandinaviska Enskilda Banken AB - Class A	17,266
653	Skanska AB - Class B	10,065
543	SKF AB - Class B	9,777
318	SSAB AB - Class A	4,366
832	Svenska Cellulosa AB - Class B	11,097
587	Svenska Handelsbanken AB - Class A	15,371
1,052	Swedbank AB - Class A	11,840
463	Swedish Match AB	10,698
663	Tele2 AB - Class B	11,964
2,361	TeliaSonera AB	17,026
496	Volvo AB - Class A	5,454
1,400	Volvo AB - Class B	16,279
		328,582

	United Kingdom - 25.5%
600	Anglo American PLC	21,578
563	AstraZeneca PLC	27,931
3,007	Aviva PLC	17,515
4,047	BAE Systems PLC	18,330
5,212	Barclays PLC	24,223
1,517	BG Group PLC	24,469
831	BHP Billiton PLC	23,391
3,092	BP PLC	18,087
794	British American Tobacco PLC	27,042
1,709	British Sky Broadcasting Group PLC	18,583
7,734	BT Group PLC	15,833
4,744	Centrica PLC	23,718
2,399	Compass Group PLC	19,670
1,537	Diageo PLC	25,016
1,416	GlaxoSmithKline PLC	26,572
2,539	HSBC Holdings PLC	25,118
722	Imperial Tobacco Group PLC	19,974
28,294	Lloyds Banking Group PLC	30,218
2,585	National Grid PLC	21,811
1,038	Pearson PLC	15,514
2,353	Prudential PLC	20,468
498	Reckitt Benckiser Group PLC	24,974
2,034	Reed Elsevier PLC	16,381
404	Rio Tinto PLC	20,490
2,219	Rolls-Royce Group PLC	18,894
21,026	Royal Bank of Scotland Group PLC (a)	14,406
891	Royal Dutch Shell PLC - Class A	23,731
659	SABMiller PLC	18,808
931	Scottish & Southern Energy PLC	16,383
958	Standard Chartered PLC	25,744
3,956	Tesco PLC	24,743
883	Tullow Oil PLC	16,529
876	Unilever PLC	23,184
11,786	Vodafone Group PLC	28,466
1,593	Xstrata PLC	25,119
		762,913
	Total Common Stock - 99.6%
	(Cost $2,876,470)	2,976,024

	Exchange-Traded Funds - 0.2%
	United States - 0.2%
210	SPDR MSCI ACWI ex-US ETF
	(Cost $6,410)	6,029

	Total Long-Term Investments - 99.8%	2,982,053
	(Cost $2,882,880)

	Investments of Collateral for Securities Loaned (c) - 0.5%
	Money Market Funds - 0.5%
15,040	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)	15,040
	(Cost $15,040)

	Total Investments - 100.3%
	(Cost $2,897,920)	2,997,093
	Liabilities in Excess of Other Assets - (0.3%)	(7,793)
	Net Assets - 100.0%	$ 2,989,300

AB - Publicly Traded Company
ASA - Stock Company
A/S - Stock Company
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SDR - Swedish Depositary Receipt

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at August 31, 2010.
(c) At August 31, 2010, the total market value of the Fund's securities on loan was $14,311 and the total market value of the collateral held by the Fund was $15,040.
(d) Interest rate shown reflects yield as of August 31, 2010.

Summary of Investments by Sector Classification*
Financials	27.2%
Industrials	14.9%
Consumer Staples	12.7%
Materials	9.7%
Consumer Discretionary	9.5%
Telecommunication Services	7.2%
Energy	5.4%
Health Care	5.3%
Information Technology	4.3%
Utilities	3.6%
Exchange-Traded Funds	0.2%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$2,930,336	$242,876	$(176,119)	$66,757

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,976	$-	$-	$2,976
Exchange Traded Funds	6	-	-	6
Money Market Fund	15	-	-	15
Total	$2,997	$-	$-	$2,997

There were no transfers between Level 1 and Level 2.

ENY | Guggenheim Canadian Energy Income ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 39.4%
	Canada - 39.4%
147,449	Athabasca Oil Sands Corp. (a)	$ 1,436,672
496,112	BlackPearl Resources, Inc. (a)	1,418,991
45,969	Canadian Natural Resources Ltd.	1,478,630
50,263	Cenovus Energy, Inc.	1,352,319
956,912	Connacher Oil and Gas Ltd. (a)	1,076,846
143,685	Crescent Point Energy Corp. (b)	5,059,663
424,958	Daylight Energy Ltd.	3,630,485
31,600	Husky Energy, Inc. (b)	736,103
43,318	Imperial Oil Ltd. (b)	1,597,284
655,810	Ivanhoe Energy, Inc. (a)	1,082,408
35,576	Nexen, Inc.	658,907
812,114	OPTI Canada, Inc. (a)	784,430
126,878	PetroBakken Energy Ltd., Class A (b)	2,395,137
30,328	Petrobank Energy & Resources Ltd. (a)	1,051,746
66,753	Suncor Energy, Inc.	2,022,591
641,811	UTS Energy Corp. (a)	2,130,643
	Total Common Stocks	27,912,855
	(Cost $26,732,896)

	Income Trusts - 54.7%
	Canada - 54.7%
181,541	ARC Energy Trust (b)	3,372,558
142,466	Baytex Energy Trust (b)	4,669,374
150,207	Bonavista Energy Trust (b)	3,470,812
309,268	Canadian Oil Sands Trust	7,273,823
201,477	Enerplus Resources Fund (b)	4,613,934
329,097	NAL Oil & Gas Trust (b)	3,311,493
311,548	Penn West Energy Trust (b)	5,852,025
245,961	Peyto Energy Trust (b)	3,249,956
88,279	Vermilion Energy Trust	2,952,981
	Total Income Trusts	38,766,956
	(Cost $34,051,708)

	Master Limited Partnerships - 5.5%
	Canada - 5.5%
398,660	Pengrowth Energy Trust (b)
	(Cost $3,898,563)	3,861,920

	Total Long-Term Investments - 99.6%
	(Cost $64,683,167)	70,541,731

	Investments of Collateral for Securities Loaned (c) - 49.1%
	Money Market Fund - 49.1%
34,780,816	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
	(Cost $34,780,816)	34,780,816

	Total Investments - 148.7%
	(Cost $99,463,983)	105,322,547
	Liabilities in excess of Other Assets - (48.7%)	(34,514,662)
	Net Assets - 100.0%	$ 70,807,885

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at August 31, 2010.
(c)	At August 31, 2010, the total market value of the Fund's securities on loan was $33,094,349 and the total market value of the collateral held by the Fund was $34,780,816.
(d)	Interest rate shown reflects yield as of August 31, 2010.

Summary of Investments by Sector Classification
	Sector*	% of Total Investments
	Energy	100.0%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2010.

ENY | Guggenheim Canadian Energy Income ETF
At August 31, 2010, the cost and related gross unrealized appreciation and depriciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$100,232,862	$7,918,818	$(2,829,133)	$5,089,685

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820") fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$27,913	$-	$-	$27,913
Income Trusts	38,767	-	-	38,767
Master Limited Partnerships	3,862	-	-	3,862
Money Market Fund	34,781	-	-	34,781
Total	$105,323	$-	$-	$105,323

There were no transfers between Level 1 and Level 2.

TAO | Guggenheim China Real Estate ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.0%
	China - 99.2%
684,000	Agile Property Holdings Ltd.	$ 799,326
526,000	Beijing Capital Land Ltd. (a)	158,912
951,000	Champion Real Estate Investment Trust - REIT	467,034
196,000	Cheung Kong Holdings Ltd.	2,466,851
1,160,000	China Overseas Land & Investment Ltd.	2,475,542
806,000	China Resources Land Ltd.	1,541,850
325,500	Chinese Estates Holdings Ltd.	565,760
2,796,000	Country Garden Holdings Co.	837,524
22,837	E-House China Holdings Ltd., ADR (a)	366,077
1,360,000	Franshion Properties China Ltd.	391,644
149,000	Great Eagle Holdings Ltd.	405,136
310,000	Greentown China Holdings Ltd.	332,378
495,200	Guangzhou R&F Properties Co. Ltd. (a)	718,115
410,000	Hang Lung Group Ltd.	2,450,987
672,000	Hang Lung Properties Ltd.	3,002,121
341,000	Henderson Land Development Co. Ltd.	2,086,726
526,000	Hongkong Land Holdings Ltd.	2,824,620
341,500	Hopewell Holdings Ltd.	1,073,430
326,000	Hopson Development Holdings Ltd.	380,546
300,000	Hysan Development Co. Ltd.	950,697
327,000	Kerry Properties Ltd.	1,647,927
534,000	KWG Property Holding Ltd.	372,774
1,063,500	Link Real Estate Investment Trust (The) - REIT	3,103,613
827,600	New World China Land Ltd.	272,373
1,165,000	New World Development Ltd.	1,869,152
2,172,000	Renhe Commercial Holdings Co. Ltd.	430,016
920,000	Shenzhen Investment Ltd.	319,342
691,500	Shimao Property Holdings Ltd.	1,121,904
980,300	Shui On Land Ltd. (a)	431,012
472,000	Shun Tak Holdings Ltd.	271,240
1,166,000	Sino Land Co. Ltd.	2,035,647
1,824,500	Sino-Ocean Land Holdings Ltd.	1,278,335
908,500	Soho China Ltd.	581,646
165,000	Sun Hung Kai Properties Ltd.	2,312,142
213,000	Swire Pacific Ltd. - Class A	2,567,172
472,500	Swire Pacific Ltd. - Class B	1,073,960
424,000	Tian An China Investment	285,628
491,000	Wharf Holdings Ltd.	2,641,685
403,000	Wheelock & Co. Ltd.	1,163,123
1,850,000	Yuexiu Property Co. Ltd.	416,211
		48,490,178
	Singapore - 0.8%
290,000	Yanlord Land Group Ltd.	376,762

	Total Long-Term Investments - 100.0%
	(Cost $50,559,196)	48,866,940

	Investments of Collateral for Securities Loaned (b) - 2.4%
	Money Market Fund - 2.4%
1,190,863	BNY Mellon Securities Lending Overnight Fund, 0.306% (c)
	(Cost $1,190,863)	1,190,863

	Total Investments - 102.4%
	(Cost $51,750,059)	50,057,803
	Liabilities in excess of Other Assets - (2.4%)	(1,179,233)
	Net Assets - 100.0%	$ 48,878,570

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Security, or portion thereof, was on loan at August 31, 2010.
(b) At August 31, 2010, the total market value of the Fund's securities on loan was $1,121,760 and the total market value of the collateral held by the Fund was $1,190,863.
(c) Interest rate shown reflects yield as of August 31, 2010.

Summary of Investments by Sector Classification*
Financials	99.4%
Industrials	0.6%
* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$52,198,052	$2,421,979	$(4,562,228)	$(2,140,249)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$48,867	$-	$-	$48,867
Money Market Fund	1,191	-	-	1,191
Total	$50,058	$-	$-	$50,058

There were no transfers between Level 1 and Level 2.

HAO | Guggenheim China Small Cap ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 99.9%
	Consumer Discretionary - 15.0%
1,730,000	361 Degrees International Ltd. (a)	$ 1,467,892
2,016,000	Anta Sports Products Ltd.	4,131,264
4,516,000	AviChina Industry & Technology Co. (b)	2,049,429
5,838,000	Bosideng International Holdings Ltd.	1,898,842
8,852,000	Brilliance China Automotive Holdings Ltd. (b)	3,755,428
4,774,000	China Hongxing Sports Ltd.	581,465
7,878,000	China Travel International Investment Hong Kong Ltd. (b)	1,711,618
236,830	Focus Media Holding Ltd., ADR (a) (b)	4,521,085
1,428,000	Golden Eagle Retail Group Ltd.	3,763,451
1,202,000	Great Wall Motor Co. Ltd. (a)	2,577,536
1,890,000	Haier Electronics Group Co. Ltd. (b)	1,188,160
3,608,000	Hengdeli Holdings Ltd. (a)	1,679,110
68,072	Home Inns & Hotels Management, Inc., ADR (b)	2,856,301
1,559,000	Intime Department Store Group Co. Ltd.	1,914,052
1,469,000	Little Sheep Group Ltd.	880,059
2,588,000	Maoye International Holdings	1,131,221
1,692,000	Minth Group Ltd.	2,740,786
992,000	Ports Design Ltd.	2,420,539
2,150,000	Qingling Motors Co. Ltd.	566,626
4,106,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	997,665
940,000	Shenzhou International Group Holdings Ltd.	1,082,779
1,426,000	TCL Multimedia Technology Holdings Ltd.	438,149
1,852,000	Tianneng Power International Ltd.	664,277
5,772,000	VODone Ltd. (a)	1,669,602
1,203,000	Weiqiao Textile Co.	788,751
1,643,000	XTEP International Holdings	1,265,227
		48,741,314

	Consumer Staples - 6.9%
179,369	American Oriental Bioengineering, Inc. (a) (b)	407,168
2,334,000	BaWang International Group Holding Ltd. (a)	1,068,206
2,108,000	China Foods Ltd.	1,582,660
1,398,000	China Green Holdings Ltd. (a)	1,315,596
1,516,000	China Huiyuan Juice Group Ltd.	1,097,266
5,728,000	Global Bio-Chem Technology Group Co. Ltd. (b)	861,575
608,000	Hsu Fu Chi International Ltd. (c)	1,243,198
604,000	Lianhua Supermarket Holdings Co. Ltd.	2,345,028
1,746,000	People's Food Holdings Ltd.	850,639
4,532,000	Pine Agritech Ltd. (b)	652,351
882,000	Tsingtao Brewery Co. Ltd.	4,637,629
2,788,000	Uni-President China Holdings Ltd.	1,663,087
1,079,000	Vinda International Holdings Ltd.	1,108,338
1,639,000	Wumart Stores, Inc.	3,421,914
		22,254,655

	Energy - 0.1%
3,361,000	Honghua Group Ltd. (b)	388,880

	Financials - 12.0%
3,046,000	Beijing Capital Land Ltd. (a)	920,242
2,060,000	Beijing North Star Co.	529,665
2,118,000	China Everbright Ltd. (a)	4,672,479
137,407	E-House China Holdings Ltd., ADR (a)	2,202,634
8,104,000	Franshion Properties China Ltd.	2,333,735
1,846,500	Greentown China Holdings Ltd.	1,979,792
3,196,000	KWG Property Holding Ltd.	2,231,057
2,930,000	Minmetals Land Ltd. (b)	542,418
5,224,000	PICC Property & Casualty Co. Ltd. (b)	5,977,194
2,131,000	Poly Hong Kong Investments Ltd.	2,273,870
13,028,000	Renhe Commercial Holdings Co. Ltd.	2,579,304
2,128,000	Shanghai Forte Land Co.	615,543
21,080,000	Shanghai Zendai Property Ltd.	867,211
5,402,000	Shenzhen Investment Ltd.	1,875,092
5,447,500	Soho China Ltd.	3,487,633
884,550	SPG Land Holdings Ltd.	377,541
10,984,000	United Energy Group Ltd. (b)	917,863
1,683,000	Yanlord Land Group Ltd. (Singapore) (a)	2,186,521
11,040,000	Yuexiu Property Co. Ltd.	2,483,769
		39,053,563

	Health Care - 5.0%
68,827	China Medical Technologies, Inc., ADR (a)	743,332
2,184,000	China Pharmaceutical Group Ltd.	1,123,096
697,000	China Shineway Pharmaceutical Group Ltd.	1,827,962
1,352,000	Shandong Weigao Group Medical Polymer Co. Ltd.	6,743,922
75,811	Simcere Pharmaceutical Group, ADR (b)	692,154
7,276,000	Sino Biopharmaceutical	2,469,453
180,289	WuXi PharmaTech Cayman, Inc., ADR (b)	2,724,167
		16,324,086

	Industrials - 29.7%
6,382,000	Air China Ltd. (b)	6,809,873
1,432,000	Anhui Expressway Co.	946,260
906,000	Baoye Group Co. Ltd.	542,773
5,500,000	Beijing Capital International Airport Co. Ltd.	2,658,610
1,178,000	China Automation Group Ltd.	742,071
10,192,000	China Eastern Airlines Corp. Ltd. (b)	5,123,188
4,685,000	China Everbright International Ltd.	2,108,054
3,777,000	China National Materials Co. Ltd.	2,898,848
10,953,000	China Shipping Container Lines Co. Ltd. (a) (b)	3,773,740
7,262,000	China Southern Airlines Co. Ltd. (b)	3,416,972
3,190,000	China State Construction International Holdings Ltd.	1,656,823
2,858,000	Chongqing Machinery & Electric Co. Ltd.	723,823
1,450,000	CIMC Enric Holdings Ltd. (b)	672,945
4,782,000	Citic Resources Holdings Ltd. (b)	1,020,521
1,794,000	Cosco International Holdings Ltd.	980,202
3,880,000	COSCO Pacific Ltd.	5,107,823
4,775,000	CSR Corp. Ltd.	4,020,859
3,104,000	Dalian Port PDA Co. Ltd.	1,225,079
996,200	Dongfang Electric Corp. Ltd. (a)	3,630,812
4,162,000	Guangshen Railway Co. Ltd. (a)	1,433,973
460,000	Guangzhou Shipyard International Co. Ltd.	734,486
2,608,000	GZI Transportation Ltd.	1,344,485
1,468,000	Haitian International Holdings Ltd.	1,170,097
1,966,000	Harbin Power Equipment Co. Ltd.	1,890,555
3,564,000	Jiangsu Expressway Co. Ltd.	3,477,632
3,896,000	Lonking Holdings Ltd.	3,330,771
8,690,000	Shanghai Electric Group Co. Ltd.	3,854,278
2,172,000	Shenzhen Expressway Co. Ltd.	1,047,117
27,105,000	Shenzhen International Holdings Ltd.	1,777,149
3,124,000	Sichuan Expressway Co. Ltd.	2,100,472
4,504,000	Sinotrans Ltd.	1,100,161
3,728,500	Sinotrans Shipping Ltd.	1,461,969
2,473,000	Sinotruk Hong Kong Ltd.	2,336,768
1,450,000	Tianjin Development Holdings	973,067
14,244,000	Tianjin Port Development Holdings Ltd.	3,058,106
591,000	Weichai Power Co. Ltd.	4,915,819
4,249,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	4,987,016
4,182,000	Zhejiang Expressway Co. Ltd.	3,715,063
1,359,000	Zhuzhou CSR Times Electric Co. Ltd.	3,529,189
		96,297,449

	Information Technology - 11.9%
1,894,000	AAC Acoustic Technologies Holdings, Inc.	3,467,321
151,265	AsiaInfo Holdings, Inc. (a) (b)	2,701,593
2,256,000	BYD Electronic International Co. Ltd.	1,084,713
4,978,000	China Aerospace International Holdings Ltd.	595,171
111,082	China Digital TV Holding Co. Ltd., ADR (b)	785,350
1,495,700	Comba Telecom Systems Holdings Ltd.	1,530,600
1,426,000	Digital China Holdings Ltd.	2,218,243
278,123	Giant Interactive Group, Inc., ADR	1,707,675
2,388,000	Ju Teng International Holdings Ltd.	1,255,630
2,207,000	Kingboard Laminates Holdings Ltd.	2,119,469
1,549,000	Kingsoft Corp Ltd.	732,830
48,179,000	Semiconductor Manufacturing International Corp. (b)	3,065,965
86,049	Sohu.com, Inc. (b)	4,173,376
368,583	Suntech Power Holdings Co. Ltd., ADR (a) (b)	2,852,832
3,418,000	TPV Technology Ltd.	2,038,892
1,990,000	Travelsky Technology Ltd.	1,716,642
1,214,000	Wasion Group Holdings Ltd.	889,606
1,531,562	ZTE Corp. (a)	5,690,318
		38,626,226

	Materials - 13.8%
1,218,000	Asia Cement China Holdings Corp.	516,732
3,418,000	BBMG Corp.	4,394,163
5,240,000	China BlueChemical Ltd.	3,408,678
1,189,200	China Metal Recycling Holdings Ltd.	1,174,141
3,917,000	China Molybdenum Co. Ltd. (a)	2,230,804
2,174,000	China Oriental Group Co. Ltd.	687,541
5,538,000	China Shanshui Cement Group Ltd.	3,032,960
4,110,800	China Zhongwang Holdings Ltd. (a)	2,431,019
1,564,000	Chongqing Iron & Steel Co. Ltd. (a)	369,963
1,944,000	Fufeng Group Ltd.	1,247,099
2,807,000	Hidili Industry International Development Ltd.	2,298,720
4,820,000	Hunan Non-Ferrous Metal Corp. Ltd. (b)	1,419,014
4,920,014	Lee & Man Paper Manufacturing Ltd.	3,415,578
1,768,000	Lumena Resources Corp.	536,412
5,052,000	Maanshan Iron & Steel	2,578,446
2,144,000	Minmetals Resources Ltd. (b)	909,584
558,500	Real Gold Mining Ltd. (a) (b)	838,630
839,500	Shandong Chenming Paper Holdings Ltd.	628,128
11,062,000	Shougang Concord International Enterprises Co. Ltd. (b)	1,607,001
5,154,000	Sinofert Holdings Ltd.	2,683,512
6,798,000	Sinopec Shanghai Petrochemical Co. Ltd.	2,639,321
4,068,000	Sinopec Yizheng Chemical Fibre Co. Ltd. (b)	925,675
2,206,000	Xinjiang Xinxin Mining Industry Co. Ltd.	1,128,737
1,383,500	Zhaojin Mining Industry Co. Ltd.	3,619,493
		44,721,351

	Telecommunication Services - 0.9%
5,818,000	China Communications Services Corp. Ltd.	2,902,081

	Utilities - 4.6%
4,535,000	China Power International Development Ltd.	961,979
3,558,000	China Resources Gas Group Ltd.	5,123,044
9,672,000	Datang International Power Generation Co. Ltd. (a)	3,829,756
7,072,000	Guangdong Investment Ltd.	3,445,765
4,162,000	Huadian Power International Co. (a)	952,415
1,396,000	Sound Global Ltd. (Singapore) (b)	731,645
		15,044,604
	Total Common Stocks - 99.9%
	(Cost $329,058,186)	324,354,209

	Short-Term Investments - 8.2%
	Investments of Collateral for Securities Loaned (d) - 8.2%
	Money Market Funds - 8.2%
26,704,153	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)	26,704,153
	(Cost $26,704,153)

	Total Investments - 108.1%
	(Cost $355,762,339)	351,058,362
	Other Assets in excess of Liabilities - (8.1%)	(26,353,357)
	Net Assets - 100.0%	$ 324,705,005

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at August 31, 2010.
(b)	Non-income producing security.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is
$1,243,198 which represents 0.4% of net assets.
(d)	At August 31, 2010, the total market value of the Fund's securities on loan was $25,061,595 and the total market value of the collateral by the Fund was $26,704,153.
(e)	Interest rate shown reflects yield as of August 31, 2010.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
China	97.6%
Singapore	2.4%
* Subject to change daily. Based on Total Common stocks.

See previously submitted notes to financial statements for the period ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$358,500,349	$28,666,693	$(36,108,680)	$(7,441,987)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Consumer Discretionary	$48,741	$-	$-	48,741
Consumer Staples	21,012	1,243	-	22,255
Energy	389	-	-	389
Financials	39,053	-	-	39,053
Health Care	16,325	-	-	16,325
Industrials	96,297	-	-	96,297
Information Technology	38,626	-	-	38,626
Materials	44,721	-	-	44,721
Telecommunication Services	2,902	-	-	2,902
Utilities	15,045			15,045
Money Market Fund	26,704	-	-	26,704
Total	$349,815	$1,243	$-	$351,058

Transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of previous year are detailed below:

Transfers from Level 1 to Level 2 of $1,243,198 were the result of the security not trading on August 31, 2010.

FRN | Guggenheim Frontier Markets ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 92.3%
	Argentina - 6.7%
44,427	Banco Macro SA - ADR	$ 1,678,896
46,591	BBVA Banco Frances SA - ADR (a)	371,330
40,821	Cresud SACIF y A - ADR	564,146
29,947	Empresa Distribuidora Y Comercializadora Norte - ADR (b)	193,158
25,657	Grupo Clarin -Class B - GDR (b)	153,942
111,273	Grupo Financiero Galicia SA - ADR (a) (b)	899,086
35,198	IRSA Inversiones y Representaciones SA - ADR	442,087
61,380	Pampa Energia SA - ADR	635,897
40,562	Petrobras Argentina SA - ADR	606,808
102,065	Telecom Argentina SA - ADR	1,919,843
		7,465,193
	Chile - 32.0%
13,487	Administradora de Fondos de Pensiones Provida SA - ADR (a)	745,157
23,096	Banco de Chile - ADR (a)	1,874,009
53,029	Banco Santander Chile - ADR	4,577,463
30,500	Cia Cervecerias Unidas SA - ADR	1,767,170
28,226	CorpBanca - ADR (a)	1,700,617
137,507	Empresa Nacional de Electricidad SA - ADR	7,058,234
323,466	Enersis SA - ADR	7,116,252
178,015	Lan Airlines SA - ADR (a)	4,760,121
112,963	Sociedad Quimica y Minera de Chile SA - ADR	4,817,872
29,343	Vina Concha y Toro SA - ADR	1,383,523
		35,800,418
	Colombia - 8.9%
257,136	Ecopetrol SA - ADR (a)	9,958,877

	Czech Republic - 3.3%
57,190	Komercni Banka AS - GDR (c)	3,688,755

	Egypt - 13.6%
696,318	Commercial International Bank Egypt SAE - GDR	4,700,147
197,282	Egyptian Financial Group-Hermes Holding - GDR (a) (c)	1,998,467
90,607	Orascom Construction Industries - GDR	3,959,526
685,380	Orascom Telecom Holding SAE - GDR	3,173,309
92,840	Telecom Egypt - GDR (c)	1,376,817
		15,208,266
	Georgia - 0.7%
60,205	Bank of Georgia JSC - GDR (b)	745,338

	Kazakhstan - 4.8%
164,684	Halyk Savings Bank of Kazakhstan JSC - GDR (b)	1,455,807
194,288	KazMunaiGas Exploration Production - GDR	3,427,240
75,758	Zhaikmunai LP - GDR (b)	530,306
		5,413,353
	Lebanon - 5.2%
196,436	Banque Audi sal- Audi Saradar Group - GDR (b)	1,765,960
18,857	BLOM Bank SAL, GDR (b) (c)	1,612,273
131,543	Solidere - GDR	2,434,861
		5,813,094
	Nigeria - 2.7%
593,601	Guaranty Trust Bank PLC - GDR (c)	3,015,493

	Oman - 1.8%
232,984	Bank Muscat SAOG - GDR	2,059,578

	Pakistan- 1.0%
68,229	Oil & Gas Development Co. Ltd. - GDR (c)	1,146,929

	Peru - 5.4%
144,937	Cia de Minas Buenaventura SA - ADR	5,991,696

	Poland - 4.0%
843,096	Telekomunikacja Polska SA - GDR	4,510,564

	Qatar - 1.4%
384,845	Commercial Bank of Qatar - GDR (a) (c)	1,593,258

	Ukraine - 0.8%
16,819	Avangardco Investments Public Ltd. - GDR (b)	218,647
47,442	MHP SA - GDR (b)	657,072
		875,719
	Total Common Stock - 92.3%
	(Cost $97,693,456)	103,286,531

	Preferred Stocks - 7.3%
	Argentina - 0.8%
38,775	Nortel Inversora SA - Class B Preference Shares - ADR (b)	856,927

	Chile - 1.3%
18,698	Embotelladora Andina SA - Class A Preference Shares - ADR	438,094
39,226	Embotelladora Andina SA - Class B Preference Shares - ADR	1,072,047
		1,510,141
	Colombia - 5.2%
91,531	BanColombia SA - Preference Shares - ADR	5,879,036

	Total Preferred Stock - 7.3%
	(Cost $6,663,941)	8,246,104

	Exchange Traded Funds - 0.3%
	United States - 0.3%
6,000	iShares MSCI EAFE Index Fund
	(Cost $302,214)	299,700

	Total Long-Term Investments - 99.9%
	(Cost $104,659,611)	111,832,335

	Investments of Collateral for Securities Loaned (d) - 12.2%
	Money Market Fund - 12.2%
13,718,825	BNY Mellon Securities Lending Overnight Fund, 0.306% (e)
	(Cost $13,718,825)	13,718,825

	Total Investments - 112.1%
	(Cost $118,378,436)	125,551,160
	Liabilities in excess of Other Assets - (12.1%)	(13,586,838)
	Net Assets - 100.0%	$ 111,964,322

ADR - American Depositary Receipt
AS - Joint Stock Company
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a)	Security, or portion thereof, was on loan at August 31, 2010.
(b)	Non-income producing security.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees.
	The total market value of such securities is $14,431,992 which represents 12.9% of net assets.
(d)	At August 31, 2010, the total market value of the Fund's securities on loan was $13,390,080 and the total market
	value of the collateral held by the Fund was $13,718,825.
(e)	Interest rate shown reflects yield as of August 31, 2010.

	Summary of Investments by Sector Classification
	Sector*	% of Long-Term Investments
	Financials	38.7%
	Energy	14.0%
	Utilities	13.4%
	Telecommunication Services	10.6%
	Materials	9.7%
	Industrials	7.8%
	Consumer Staples	5.4%
	ETF	0.3%
	Consumer Discretionary	0.1%

	* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

	See previously submitted notes to financial statements for the period ending May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 118,467,985	$ 10,934,554	$ (3,851,379)	$ 7,083,175

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820") fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Financials	$25,451	$11,908	$-	$37,359
Energy	14,523	1,147	-	15,670
Utilities	15,003	-	-	15,003
Telecommunication Services	9,603	1,377	-	10,980
Materials	10,810	-	-	10,810
Industrials	8,720	-	-	8,720
Consumer Staples	4,590	-	-	4,590
Consumer Discretionary	154	-	-	154
Preferred Stocks:	8,246	-	-	8,246
Exchange Traded Funds	300	-	-	300
Money Market Fund	13,719	-	-	13,719
Total	$111,119	$14,432	$-	$125,551

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

Transfers from Level 1 to Level 2: $4,162,422
Transfers from Level 2 to Level 1: $8,866,408

HGI | Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 81.0%
	Argentina - 2.3%
9,454	Banco Macro SA, ADR (a)	$ 357,267
20,375	Cresud SACIF y A, ADR	281,582
14,831	Petrobras Argentina SA, ADR	221,872
11,502	YPF SA, ADR	457,895
		1,318,616
	Australia - 3.3%
63,597	Amcor Ltd.	381,515
40,314	National Australia Bank Ltd.	832,451
14,954	Sims Metal Management Ltd.	220,943
181,970	Telstra Corp. Ltd.	445,397
		1,880,306
	Austria - 0.6%
28,182	Telekom AG	361,403

	Bermuda - 2.0%
79,377	Fly Leasing Ltd., ADR	880,291
11,000	Jardine Strategic Holdings Ltd.	273,680
		1,153,971
	Brazil - 1.2%
9,808	CPFL Energia SA, ADR (a)	699,114

	Canada - 1.9%
19,974	EnCana Corp.	547,887
35,702	Talisman Energy, Inc.	559,807
		1,107,694
	Chile - 3.5%
7,317	Cia Cervecerias Unidas SA, ADR	423,947
4,280	Empresa Nacional de Electricidad SA, ADR	219,692
40,920	Enersis SA, ADR	900,240
7,506	Sociedad Quimica y Minera de Chile SA, ADR	320,131
2,986	Vina Concha y Toro SA, ADR	140,790
		2,004,800
	China - 3.5%
33,000	Cheung Kong Holdings Ltd.	415,337
4,260	China Petroleum & Chemical Corp., ADR	337,435
2,256	CNOOC Ltd., ADR	383,114
22,800	Hang Seng Bank Ltd.	312,754
73,000	Hutchison Whampoa Ltd.	539,628
		1,988,268
	Denmark - 0.4%
2,653	Novo Nordisk A/S - Class B	228,289

	Finland - 0.7%
38,894	Nokia OYJ	333,421
4,872	Stora Enso OYJ - Class A	40,372
		373,793
	France - 7.6%
3,265	Air Liquide SA	340,520
5,653	Danone	304,666
2,636	Dassault Systemes SA	159,420
20,079	France Telecom SA	409,331
6,200	Lafarge SA	286,473
2,207	L'Oreal SA	220,191
8,064	Publicis Groupe SA	338,727
7,325	Sanofi-Aventis SA	421,451
26,187	SCOR SE	571,292
7,919	Societe Generale	404,398
8,102	Sodexo	466,928
8,346	Total SA	391,093
		4,314,490
	Germany - 6.0%
3,293	Adidas AG	168,100
1,685	Aixtron AG (a)	41,974
4,720	Allianz SE	485,550
10,829	BASF SE	573,027
5,166	Bayer AG	316,337
40,176	Deutsche Telekom AG	530,531
3,734	Fresenius Medical Care AG & Co. KGaA	212,039
4,411	Henkel AG & Co. KGaA	177,743
4,475	SAP AG	195,963
3,867	Siemens AG	352,782
4,246	Volkswagen AG	387,196
		3,441,242
	Greece - 1.1%
12,161	Coca Cola Hellenic Bottling Co. SA, ADR	284,081
94,537	Hellenic Telecommunications Organization SA, ADR	316,699
		600,780
	Hungary - 1.1%
40,317	Magyar Telekom Telecommunications PLC, ADR	608,787

	India - 0.4%
1,911	Dr. Reddy's Laboratories Ltd., ADR (a)	55,056
437	HDFC Bank Ltd., ADR	69,833
2,310	Infosys Technologies Ltd., ADR	132,340
		257,229
	Ireland - 0.8%
30,611	CRH PLC	477,559

	Israel - 0.9%
27,568	Partner Communications Co. Ltd., ADR	455,148
1,421	Teva Pharmaceutical Industries Ltd., ADR	71,874
		527,022
	Italy - 1.7%
77,177	Benetton Group SpA	523,300
21,295	ENI SpA	424,107
		947,407
	Japan - 4.7%
4,600	Honda Motor Co. Ltd.	152,238
26,800	Konami Corp.	431,506
30,000	Kubota Corp.	240,800
74,200	Mitsubishi UFJ Financial Group, Inc.	354,343
161,600	Mizuho Financial Group, Inc.	248,260
1,000	Nidec Corp.	87,889
10,200	Nippon Telegraph & Telephone Corp.	440,336
355	NTT DoCoMo, Inc.	601,179
2,500	TDK Corp.	130,999
		2,687,550
	Jersey - 0.2%
3,968	Shire PLC	85,744

	Luxembourg - 0.7%
12,886	Acergy SA	198,297
5,379	Tenaris SA, ADR	181,003
		379,300
	Mexico - 3.3%
2,637	America Movil SAB de CV - Series L, ADR	122,963
1,582	Coca-Cola Femsa SAB de CV, ADR	118,761
34,107	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	404,168
14,403	Grupo Aeroportuario del Pacifico SAB de CV, ADR	409,045
18,245	Grupo Aeroportuario del Sureste SAB de CV, ADR	757,715
3,292	Telefonos de Mexico SAB de CV, ADR - Class A	45,133
		1,857,785
	Netherlands - 2.4%
21,254	Koninklijke Ahold NV	262,429
11,423	Koninklijke DSM NV	476,120
18,235	Koninklijke KPN NV	265,131
55,233	STMicroelectronics NV	367,840
		1,371,520
	Norway - 0.4%
6,138	Yara International ASA	247,231

	Philippines - 0.9%
9,901	Philippine Long Distance Telephone Co., ADR	533,862

	Portugal - 0.7%
35,659	Portugal Telecom SGPS SA	418,764

	Singapore - 2.2%
66,000	DBS Group Holdings Ltd.	676,224
40,000	United Overseas Bank Ltd.	552,742
		1,228,966
	Spain - 1.8%
33,762	Banco Santander SA	396,787
13,810	Repsol YPF SA	316,196
13,771	Telefonica SA	306,289
		1,019,272
	Sweden - 2.7%
23,915	Atlas Copco AB - Class A	364,713
40,200	Sandvik AB	477,526
15,528	SKF AB - Class A	279,998
36,749	Volvo AB - Class B	427,308
		1,549,545
	Switzerland - 2.2%
5,969	Nestle SA	309,635
8,415	Novartis AG	442,742
1,588	Roche Holding AG	227,081
1,154	Syngenta AG	266,763
		1,246,221
	Taiwan - 1.2%
34,434	Chunghwa Telecom Co. Ltd., ADR	708,307

	Turkey - 1.0%
37,711	Turkcell Iletisim Hizmet A.S., ADR	597,719

	United Kingdom - 17.4%
57,084	ARM Holdings PLC	321,803
24,413	Associated British Foods PLC	396,965
7,811	AstraZeneca PLC	387,513
10,786	BG Group PLC	173,976
15,848	BHP Billiton PLC	446,095
57,210	BP PLC	334,647
56,332	Bunzl PLC	615,560
69,498	Centrica PLC	347,458
17,115	GlaxoSmithKline PLC	321,173
17,492	Imperial Tobacco Group PLC	483,902
36,233	Intercontinental Hotels Group PLC	546,842
138,609	International Power PLC	791,187
123,300	Kingfisher PLC	387,527
214,502	Ladbrokes PLC	431,866
41,838	National Grid PLC	353,012
61,373	Prudential PLC	533,875
139,485	Rexam PLC	648,698
4,593	Rio Tinto PLC	232,947
12,273	Royal Dutch Shell PLC - Class A	327,176
22,179	Smith & Nephew PLC	184,751
56,005	Tate & Lyle PLC	352,129
75,484	Tesco PLC	472,109
49,011	United Utilities Group PLC	429,729
169,232	Vodafone Group PLC	408,736
		9,929,676
	United States - 0.2%
8,328	News Corp. - Class B	115,929

	Total Common Stock - 81.0%
	(Cost $47,488,751)	46,268,161

	Closed End Funds - 9.7%
	United States - 9.7%
27,006	AllianceBernstein Global High Income Fund, Inc.	386,726
66,663	Alpine Global Premier Properties Fund	401,978
24,968	Clough Global Opportunities Fund	295,871
21,678	Eaton Vance Tax-Advantaged Dividend Income Fund	320,401
22,794	First Trust Aberdeen Global Opportunity Income Fund (a)	394,792
51,903	ING Clarion Global Real Estate Income Fund	363,321
48,380	MFS Multimarket Income Trust	333,822
20,344	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	329,776
37,357	Nuveen Multi-Strategy Income and Growth Fund 2	317,534
56,075	Nuveen Quality Preferred Income Fund	435,703
53,140	Nuveen Quality Preferred Income Fund II	439,999
25,583	Wells Fargo Advantage Multi-Sector Income Fund	391,420
18,821	Western Asset Emerging Markets Debt Fund, Inc.	352,894
26,907	Western Asset Emerging Markets Income Fund, Inc.	367,281
31,992	Western Asset Global High Income Fund, Inc.	394,461
	Total Closed End Funds	5,525,979
	(Cost $5,137,398)

	Income Trusts - 8.3%
	Canada - 8.3%
38,254	Baytex Energy Trust (a)	1,253,788
54,496	Enerplus Resources Fund	1,247,958
116,761	Pengrowth Energy Trust (a)	1,131,093
59,610	Penn West Energy Trust	1,119,476
	Total Income Trusts	4,752,315
	(Cost $4,795,878)

	Preferred Stocks - 0.6%
	Chile - 0.6%
14,774	Embotelladora Andina SA, ADR - Class A	346,155
	(Cost $243,165)

	Total Long-Term Investments - 99.6%
	(Cost $57,665,192)	56,892,610

	Investments of Collateral for Securities Loaned (b) - 6.0%
	Money Market Funds - 6.0%
3,422,632	BNY Mellon Securities Lending Overnight Fund, 0.306% (c)	3,422,632
	(Cost $3,422,632)

	Total Investments - 105.6%
	(Cost $61,087,824)	60,315,242
	Liabilities in excess of Other Assets - (5.6%)	(3,215,395)
	Net Assets - 100.0%	$ 57,099,847

(a) Security, or portion thereof, was on loan at August 31, 2010.
(b) At August 31, 2010, the total market value of the Fund's securities on loan was $3,277,413 and the total market value of the collateral held by the Fund was $3,422,632.
(c) Interest rate shown reflects yield as of August 31, 2010.

A/S - Limited Liability Stock Company
A.S. - Limited Liability Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
KGaA - Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SGPS - Holding Enterprise
SpA - Limited Share Company

Summary of Investments by Sector Classification*
Energy	16.9%
Telecommunication Services	13.3%
Financials	10.9%
Industrials	10.7%
Materials	8.7%
Consumer Staples	8.1%
Utilities	6.6%
Consumer Discretionary	6.2%
Health Care	5.2%
Information Technology	3.7%
Total Common Stocks, Income Trusts & Preferred Stocks	90.3%
Closed End Funds	9.7%
Total Long-Term Investments	100.0%

* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ending May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 61,321,413	$ 3,165,514	$ (4,171,685)	$ (1,006,171)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$46,268	$-	$-	$46,268
Closed End Funds	5,526	-	-	5,526
Income Trusts	4,752	-	-	4,752
Preferred Stocks	346	-	-	346
Money Market Fund	3,423	-	-	3,423
Total	$60,315	$-	$-	$60,315

There were no transfers between Level 1 and Level 2.

SEA | Guggenheim Shipping ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares		Description	Value
		Common Stock - 90.3%
		Belgium - 2.2%
	13,180	Euronav NV	$ 230,830

		Bermuda - 13.5%
	11,924	Frontline Ltd. (a)	315,986
	259,830	Golden Ocean Group Ltd.	335,230
	23,078	Ship Finance International Ltd.	404,096
	25,804	Tsakos Energy Navigation Ltd.	326,937
			1,382,249
		China - 16.7%
	254,500	China COSCO Holdings Co. Ltd.	264,692
	805,000	China Shipping Container Lines Co. Ltd. (b)	277,354
	298,000	China Shipping Development Co. Ltd.	394,600
	39,500	Orient Overseas International Ltd.	316,366
	680,000	Pacific Basin Shipping Ltd.	461,580
			1,714,592
		Denmark - 7.0%
	46	AP Moller - Maersk A/S - Class B	347,527
	9,741	D/S Norden	368,379
			715,906
		Japan - 10.5%
	93,000	Kawasaki Kisen Kaisha Ltd.	346,659
	56,000	Mitsui OSK Lines Ltd.	352,126
	98,000	Nippon Yusen KK	378,135
			1,076,920
		Liberia - 2.5%
	51,236	Excel Maritime Carriers Ltd. (a) (b)	257,205

		Marshall Islands - 20.2%
	21,900	Diana Shipping, Inc. (b)	260,391
	64,165	DryShips, Inc. (a) (b)	260,510
	76,284	Navios Maritime Holdings, Inc. (a)	404,305
	32,120	Seaspan Corp. (a)	360,386
	15,199	Teekay Corp.	369,488
	36,495	Teekay Tankers Ltd. - Class A (a)	421,517
			2,076,597
		Singapore - 6.9%
	371,000	Cosco Corp. Singapore Ltd.	432,701
	196,000	Neptune Orient Lines Ltd.	276,342
			709,043
		United States - 10.8%
	57,573	Eagle Bulk Shipping, Inc. (a) (b)	270,017
	16,145	Genco Shipping & Trading Ltd. (a) (b)	242,821
	59,059	General Maritime Corp.	263,994
	10,209	Overseas Shipholding Group, Inc.	328,730
			1,105,562
		Total Common Stocks - 90.3%
		(Cost $10,079,213)	9,268,904

		Master Limited Partnerships - 9.5%
		Marshall Islands - 9.5%
	28,221	Navios Maritime Partners LP (a)	488,505
	14,785	Teekay LNG Partners LP	485,687
		(Cost $916,606)	974,192

		Total Long-Term Investments - 99.8%
		(Cost $10,995,819)	10,243,096

		Short-Term Investments - 25.8%
		Investments of Collateral for Securities Loaned (c) - 25.8%
		Money Market Funds - 25.8%
	2,644,377	BNY Mellon Securities Lending Overnight Fund, 0.306% (d)
		(Cost $2,644,377)	2,644,377

		Total Investments - 125.6%
		(Cost $13,640,196)	12,887,473
		Liabilities in excess of Other Assets - (25.6%)	(2,628,257)
		Net Assets - 100.0%	$ 10,259,216

A/S -	Limited Liability Stock Company
KK -	Joint Stock Company
LP -	Limited Partnership
NV -	Publicly Traded Company

(a)	Security, or portion thereof, was on loan at August 31, 2010.
(b)	Non-income producing security.
(c)	At August 31, 2010, the total market value of the Fund's securities on loan was $2,541,531 and the total market value of the collateral by the Fund was $2,644,377.
(d)	Interest rate shown reflects yield as of August 31, 2010.

Summary of Investments by Sector Classification*
Industrials	69.3%
Energy	30.7%
* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE ARCA, on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities for which market quotations are not readily available are valued at amortized cost, which approximated market value. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of
Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE ARCA. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously submitted prospectus.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 13,640,196	$ 107,571	$ (860,294)	$ (752,723)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$9,269	$-	$-	$9,269
Master Limited Partnerships	974	-	-	974
Total	$10,243	$-	$-	$10,243

There were no transfers between Level 1 and Level 2.

CUT | Guggenheim Timber Index ETF
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares	Description	Value

	Common Stocks - 97.1%
	Australia - 1.8%
3,385,749	Gunns Ltd.	$ 1,898,497

	Bermuda - 1.1%
40,456,000	China Grand Forestry Green Resources Group Ltd. (a)	1,144,221

	Brazil - 4.3%
287,414	Fibria Celulose SA - ADR (a)	4,385,938

	Canada - 9.2%
247,529	Canfor Corp. (a)	1,889,517
287,231	Sino-Forest Corp. (a)	4,948,125
75,036	West Fraser Timber Co., Ltd.	2,604,288
		9,441,930
	Finland - 8.6%
564,180	Stora Enso OYJ - R Shares	4,363,216
328,986	UPM-Kymmene OYJ	4,528,291
		8,891,507
	Ireland - 4.6%
547,079	Smurfit Kappa Group PLC	4,693,343

	Japan - 17.4%
943,000	Hokuetsu Kishu Paper Co., Ltd.	4,525,771
169,700	Nippon Paper Group, Inc.	4,409,734
992,000	OJI Paper Co., Ltd.	4,701,870
596,200	Sumitomo Forestry Co., Ltd.	4,274,293
		17,911,668
	Portugal - 5.1%
1,902,278	Portucel Empresa Produtora de Pasta e Papel SA	5,270,586

	South Africa - 5.4%
756,418	Mondi Ltd.	5,537,955

	Spain - 3.3%
4,209,462	Grupo Empresarial Ence SA (a)	3,427,880

	Sweden - 9.9%
194,173	Holmen AB - B Shares	5,153,147
380,192	Svenska Cellulosa AB - B Shares	5,070,740
		10,223,887
	United States - 26.4%
55,824	Domtar Corp.	3,350,556
56,646	Greif, Inc. - Class A	3,220,325
182,207	International Paper Co.	3,727,955
196,618	MeadWestvaco Corp.	4,278,408
91,529	Plum Creek Timber Co., Inc. - REIT	3,155,005
67,343	Potlatch Corp. - REIT	2,255,990
101,701	Rayonier, Inc. - REIT	4,810,457
80,688	Wausau Paper Corp. (a)	510,755
117,151	Weyerhaeuser Co.	1,839,271
		27,148,722

	Total Investments - 97.1%
	(Cost $108,933,032)	99,976,134
	Other Assets in excess of Liabilities - 2.9%	2,984,504
	Net Assets - 100.0%	$ 102,960,638

AB - Corporation
ADR - American Depositary Receipt
OYJ - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.

	Summary of Investments by Sector Classification*
	Materials	85.5%
	Financials	10.2%
	Consumer Discretionary	4.3%

	* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.

	See previously submitted notes to financial statements for the year ended May 31, 2010.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 108,942,982	$ 2,272,076	$(11,238,924)	$ (8,966,848)

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$99,976	$-	$-	$99,976
Total	$99,976	$-	$-	$99,976

There were no transfers between Level 1 and Level 2.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Date:	October 26, 2010

By:	/s/ Bruce Albelda
Bruce Albelda
Interim Treasurer and Interim Chief Financial Officer

Date:	October 26, 2010